Notes relating to the consolidated statement of financial position (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Intangible assets other than goodwill at beginning of period	€ 13	€ 17
Intangible assets other than goodwill at end of period	56	13	€ 17
Commitments to acquire additional intangible assets	0
Intangible assets are pledged as security	0
Software
Intangible assets
Intangible assets other than goodwill at beginning of period	13	17	7
Additions	62	6	21
Amortization	(19)	(10)	(11)
Intangible assets other than goodwill at end of period	56	13	17
Cost | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	99	93	72
Cost of disposals	(2)
Intangible assets other than goodwill at end of period	159	99	93
Accumulated depreciation and amortization | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	86	76	65
Cost of disposals	2
Intangible assets other than goodwill at end of period	€ 103	€ 86	€ 76